Unaudited interim consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Revenue
Other income	$ 3,275	$ 399	$ 8,351	$ 926
Expenses
Depreciation	(47,448)	(8,692)	(117,655)	(23,870)
Electricity charges	(39,401)	(19,834)	(99,394)	(55,944)
Employee benefits expense	(7,464)	(4,333)	(22,170)	(12,844)
Share-based payments expense	(7,770)	(5,817)	(23,929)	(17,622)
Impairment of assets	(95)	0	(9,618)	0
Reversal of impairment of assets	0	0	516	108
Professional fees	(3,687)	(2,018)	(10,032)	(5,938)
Other transaction costs	0	0	(1,452)	0
Site expenses	(2,669)	(1,917)	(8,010)	(5,434)
Other operating expenses	(10,197)	(4,537)	(30,509)	(14,809)
Gain/(loss) on disposal of property, plant and equipment	1,525	1	1,678	16
Realized gain/(loss) on financial asset	0	91	(4,215)	3,210
Unrealized gain/(loss) on financial instruments	6,200	(1,091)	19,100	(1,349)
Renewable energy certificates (RECs)	(1,565)	(179)	(3,614)	(458)
Operating profit/(loss)	35,527	6,023	12,778	(3,614)
Finance expense	(7,868)	(126)	(14,185)	(190)
Interest income	1,926	1,500	5,801	2,878
Foreign exchange gain/(loss)	(318)	4,714	(3,681)	2,265
Profit/(loss) before income tax expense	29,267	12,111	713	1,339
Income tax (expense)/benefit	(5,040)	(3,473)	(9,318)	(3,228)
Profit/(loss) after income tax expense for the period	24,227	8,638	(8,605)	(1,889)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	42	(7,334)	(10,081)	(5,331)
Other comprehensive income/(loss) for the period, net of tax	42	(7,334)	(10,081)	(5,331)
Total comprehensive income/(loss) for the period	$ 24,269	$ 1,304	$ (18,686)	$ (7,220)
Basic earnings per share (in dollars per share)	$ 0.0011	$ 0.0008	$ (0.0004)	$ (0.0002)
Diluted earnings per share (in dollars per share)	$ 0.0011	$ 0.0008	$ (0.0004)	$ (0.0002)
Bitcoin mining revenue
Revenue
Revenue	$ 141,242	$ 53,383	$ 304,300	$ 129,827
AI cloud service revenue
Revenue
Revenue	$ 3,581	$ 567	$ 9,431	$ 567